GS Loan ID	Seller ID Number	Finding ID	Deal Num	Investor Loan Number	Deal Specific Name	Exception ID	Last Name	Loan Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Status Comment	DR Response Date
XXXX		XXXX				XXXX	XXXX	XXXX	XXXX		XXXX	XXXX	In Print Batch	XXXX	Compliance	The loan is in compliance with all applicable laws and regulations			1	Compliance	The loan is in compliance with all applicable laws and regulations
XXXX		XXXX				XXXX	XXXX	XXXX	XXXX		XXXX	XXXX	In Print Batch	XXXX	Compliance	Flood Cert Missing			2	Compliance	The Flood Cert is missing from the Loan file.
XXXX		XXXX				XXXX	XXXX	XXXX	XXXX		XXXX	XXXX	In Print Batch	XXXX	Compliance	MI Cert Missing			4	Compliance	The MI Cert was missing. The auditor could not evaluate compliance to agency guidelines.
XXXX		XXXX				XXXX	XXXX	XXXX	XXXX		XXXX	XXXX	In Print Batch	XXXX	Compliance	Arm Disclosure Late			2	Compliance	The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.
XXXX		XXXX				XXXX	XXXX	XXXX	XXXX		XXXX	XXXX	In Print Batch	XXXX	Closing	Miscellaneous Closing Documentation			4	Closing	There were additional observations regarding the closing documentation. The flood cert was missing from the loan file.
XXXX		XXXX				XXXX	XXXX	XXXX	XXXX		XXXX	XXXX	In Print Batch	XXXX	Compliance	Late ARM Disclosure			2	Compliance	The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.
XXXX		XXXX				XXXX	XXXX	XXXX	XXXX		XXXX	XXXX	In Print Batch	XXXX	Compliance	Disclosures Federal Late			2	Compliance	The following disclosures provided in the loan file were not disclosed within 3 business days of the application date, XXXX Servicing Disclosure.
XXXX		XXXX				XXXX	XXXX	XXXX	XXXX		XXXX	XXXX	In Print Batch	XXXX	Compliance	Right to Rescind 3 days			3	Compliance
The Right to Cancel does not provide the applicants with 3 qualified days to rescind the transaction. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

XXXX		XXXX				XXXX	XXXX	XXXX	XXXX		XXXX	XXXX	In Print Batch	XXXX	Closing	Title Commitment			4	Closing	The title commitment is missing from the loan file.
XXXX		XXXX				XXXX	XXXX	XXXX	XXXX		XXXX	XXXX	In Print Batch	XXXX	Compliance	The loan is in compliance with all applicable laws and regulations			1	Compliance	The loan is in compliance with all applicable laws and regulations.
XXXX		XXXX				XXXX	XXXX	XXXX	XXXX		XXXX	XXXX	In Print Batch	XXXX	Compliance	The loan is in compliance with all applicable laws and regulations			1	Compliance	The loan is in compliance with all applicable laws and regulations.
XXXX		XXXX				XXXX	XXXX	XXXX	XXXX		XXXX	XXXX	In Print Batch	XXXX	Compliance	The loan is in compliance with all applicable laws and regulations			1	Compliance	The loan is in compliance with all applicable laws and regulations